INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income before taxes, as reported in the consolidated statements of operations	$ 5,193	$ 4,602	$ 5,211
Statutory tax rate	25.00%	26.50%	26.50%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 1,298	$ 1,219	$ 1,381
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	118	21	68
Change in valuation allowance in respect of deferred taxes	0	0	(10,176)
Operating carryforward losses for which a valuation allowance was provided	197	17	576
Realization of carryforward tax losses for which a valuation allowance was provided	40	(191)	(757)
Profit from a bargain purchase	0	0	(76)
Nondeductible expenses and other permanent differences	192	65	135
Total taxes on income	$ 1,845	$ 1,131	$ (8,849)